Marketable Securities	12 Months Ended
Dec. 31, 2023
Marketable Securities [Abstract]
Marketable Securities
8.	Marketable Securities

During the year ended December 31, 2022, concurrent to the acquisition of Holigen (note 4), the Company subscribed for, and purchased 14,285,714 ordinary shares of The Flowr Corporation (“Flowr”) by way of a private placement for a consideration of approximately $801,160 (CDN$ 1,000,000). The subscription for the 14,285,714 ordinary shares of Flowr was a closing deliverable requirement in terms of the sale and purchase agreement between the Company and Flowr with respect to the acquisition of Holigen.

Set out below is a reconciliation of the movement of the Company’s investment during the years ended December 31, 2023 and 2022:

Balance, December 31, 2021	$–
Purchase of investment	801,160
Change in fair value	(516,281)
Movement in exchange rate	(21,188)
Balance, December 31, 2022	263,691
Change in fair value	(264,655)
Movement in exchange rate	964
Balance, December 31, 2023 (*)	$–

(*)	Reflects closing price of CDN$0.000 on December 31, 2023.